SCHEDULE OF INVENTORIES (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 286,905	$ 259,658	$ 253,737
Work in process	5,391	60,229	93,532
Finished goods	21,421	22,174	11,890
Less reserve for obsolete inventory
Total	$ 313,717	$ 342,061	$ 359,159